Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Schedule of Income tax expense (benefit)
	2014	2015	2016
Current:
Federal	$-	$884,000	$(884,000)
State	-	800	800
Foreign	-	-	-
Total	$-	$884,800	$(883,200)

Schedule of reconciliation of the income tax at statutory tax rate
	2014	2015	2016
Tax expense (benefit) at statutory rate	$(15,000)	$987,000	$(1,158,300)
Prepayment from related parties	-	286,300	(286,300)
Net operating loss carryforwards (NOLs)	15,000	(345,000)	717,600
Stock-based compensation expense	-	-	8,000
Amortization expense	-	(28,100)	(168,300)
Others	-	(15,400)	4,100
Tax (benefit) at effective tax rate	$-	$884,800	$(883,200)

Schedule of deferred tax assets (liability)

	2015	2016
Prepayment from related parties	$335,000	$-
Net operating loss carryforwards (NOLs)	59,000	519,000
Stock-based compensation expense	-	8,000
Tax credit carryforwards	26,000	63,000
Excess of tax amortization over book amortization	(34,000)	(230,000)
Others	-	35,000
	386,000	395,000
Valuation allowance	(386,000)	(395,000)
Net	$-	$-